Investment Objectives and Goals - Capital Group Growth ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Growth ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital.